Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
Investor Freedom® 2010 Portfolio
March 31, 2022
VIPIFF2010-NPRT1-0522
1.830287.116
Domestic Equity Funds - 13.2%
	Shares	Value ($)
VIP Contrafund Portfolio Investor Class (a)	36,569	1,763,354
VIP Equity-Income Portfolio Investor Class (a)	72,522	1,860,202
VIP Growth & Income Portfolio Investor Class (a)	80,939	2,115,736
VIP Growth Portfolio Investor Class (a)	20,126	1,814,535
VIP Mid Cap Portfolio Investor Class (a)	13,784	515,652
VIP Value Portfolio Investor Class (a)	74,477	1,366,658
VIP Value Strategies Portfolio Investor Class (a)	41,190	667,692
TOTAL DOMESTIC EQUITY FUNDS (Cost $6,003,204)		10,103,829

International Equity Funds - 18.6%
	Shares	Value ($)
VIP Emerging Markets Portfolio Investor Class (a)	560,985	6,131,564
VIP Overseas Portfolio Investor Class (a)	323,536	8,156,334
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $11,841,277)		14,287,898

Bond Funds - 54.4%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	997,952	10,797,842
Fidelity International Bond Index Fund (a)	186,040	1,771,098
Fidelity Long-Term Treasury Bond Index Fund (a)	166,739	2,197,614
VIP High Income Portfolio Investor Class (a)	253,644	1,273,292
VIP Investment Grade Bond Portfolio Investor Class (a)	2,149,525	25,643,830
TOTAL BOND FUNDS (Cost $43,304,925)		41,683,676

Short-Term Funds - 13.8%
	Shares	Value ($)
VIP Government Money Market Portfolio Investor Class 0.06% (a)(b) (Cost $10,574,318)	10,574,318	10,574,318

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $71,723,724)	76,649,721
NET OTHER ASSETS (LIABILITIES) - 0.0%	25
NET ASSETS - 100.0%	76,649,746

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Inflation-Protected Bond Index Fund	10,897,566	1,270,114	1,038,053	-	(23,045)	(308,740)	10,797,842
Fidelity International Bond Index Fund	1,439,406	497,570	88,249	15	(1,975)	(75,654)	1,771,098
Fidelity Long-Term Treasury Bond Index Fund	2,494,701	258,994	291,136	12,146	(23,013)	(241,932)	2,197,614
VIP Contrafund Portfolio Investor Class	2,085,629	200,567	299,155	18,821	(18,091)	(205,596)	1,763,354
VIP Emerging Markets Portfolio Investor Class	6,967,200	753,825	764,146	-	(47,433)	(777,882)	6,131,564
VIP Equity-Income Portfolio Investor Class	2,205,984	123,878	441,954	2,723	31,445	(59,151)	1,860,202
VIP Government Money Market Portfolio Investor Class 0.06%	11,923,262	683,050	2,031,994	470	-	-	10,574,318
VIP Growth & Income Portfolio Investor Class	2,511,130	134,765	539,717	4,688	156,447	(146,889)	2,115,736
VIP Growth Portfolio Investor Class	2,133,108	282,404	357,870	96,190	(29,069)	(214,038)	1,814,535
VIP High Income Portfolio Investor Class	1,701,438	19,991	380,945	640	(44,131)	(23,061)	1,273,292
VIP Investment Grade Bond Portfolio Investor Class	29,095,654	2,173,401	2,735,316	1,321,520	(123,635)	(2,766,274)	25,643,830
VIP Mid Cap Portfolio Investor Class	611,952	53,531	98,268	13,707	(6,842)	(44,721)	515,652
VIP Overseas Portfolio Investor Class	8,800,720	1,168,492	613,011	66,245	(41,631)	(1,158,236)	8,156,334
VIP Value Portfolio Investor Class	1,616,492	105,132	361,102	20,394	32,313	(26,177)	1,366,658
VIP Value Strategies Portfolio Investor Class	792,351	33,946	154,403	6,580	20,951	(25,153)	667,692
	85,276,593	7,759,660	10,195,319	1,564,139	(117,709)	(6,073,504)	76,649,721

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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